Current Liabilities - Derivative Financial Liabilities Investor Options (Tables)	12 Months Ended
Jun. 30, 2024
Categories of current financial liabilities [abstract]
Summary of Current Derivative Financial Liabilities Investor Options

	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023

	Number outstanding	Number outstanding	US$	US$
Carrying amount at July 1	—	—	—	—
Fair valuation upon listing in September -2023	97,823,852	—	3,162,954	—
Fair valuation upon issuance in June -2024	142,886,040		10,454,056
Fair value on conversions of options to shares	(1,743)	—	(89)	—
Fair value loss on investor options at reporting date-2023 Investor options	—	—	11,192,991	—
Fair value loss on investor options at reporting date-2024 Investor options	-	—	30,544	—
Total financial liabilities investor options	240,708,149	—	24,840,456	—